Own shares - Summary of Own Shares, Footnotes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Aggregate nominal value of treasury shares held at cost	£ 4	£ 2
Aggregate nominal value of shares held in employee share ownership trust	0	0
Repurchase of ordinary share capital	86	9	£ 221
Proceeds from issue of own shares	£ 2	£ 5	£ 53
Treasury shares
Own shares held (in shares)	85,921,056	45,308,559	46,000,000
Employee share ownership trust
Own shares held (in shares)	7,255,789	9,021,714	12,000,000